SUBSEQUENT EVENTS (Details) (Grayd Resource Corporation, CAD) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Oct. 31, 2011	Oct. 13, 2011 Numerator Denominator
Subsequent event disclosures
Consideration per common share (in dollars per share)		2.8
Take-over bid, approximate transaction value		275
Share issuable ratio		0.04039
Cash consideration per common share with Agnico-Eagle share (in dollars per share)		0.05
Fraction of total cash consideration payable by Agnico-Eagle, numerator		2
Fraction of total cash consideration payable by Agnico-Eagle, denominator		3
Maximum cash payable to total consideration		183
Maximum number of shares issuable under the offer	2,700,000
Subsequent event disclosures
Consideration per common share (in dollars per share)		2.8
Take-over bid, approximate transaction value		275
Share issuable ratio		0.04039
Cash consideration per common share with Agnico-Eagle share (in dollars per share)		0.05
Fraction of total cash consideration payable by Agnico-Eagle, numerator		2
Fraction of total cash consideration payable by Agnico-Eagle, denominator		3
Maximum cash payable to total consideration		183
Maximum number of shares issuable under the offer	2,700,000